SCHEDULE OF OTHER INCOME, NET (Details) - USD ($)	6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025
Notes and other explanatory information [abstract]
Gain on disposal of property, plant and equipment	$ 25,903	$ 44,965
Others	20,819	(25,188)
Total	$ 46,722	$ 19,777